PROPERTY, PLANT AND EQUIPMENT - Narratives (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Asset Acquisition [Line Items]
Fixed assets	$ 195,798,524	$ 27,192,027
Camarillo acquisition
Asset Acquisition [Line Items]
Purchase price	93,000,000
Fixed assets	$ 110,000
Equity shares	6,500,000
Value of shares issued	$ 29,250,000
Equity shares issuable	3,500,000
Potential earnout fee	$ 75,000,000